Unaudited Quarterly Information	12 Months Ended
Dec. 31, 2013
Unaudited Quarterly Information [Abstract]
Quarterly Financial Information [Text Block]

Note 16. Unaudited Quarterly Information

	2013
(In millions except per share amounts)	First (a)	Second (b)	Third (c)	Fourth (d)

Revenues	$3,191.5	$3,240.1	$3,191.8	$3,466.9
Gross Profit	1,336.3	1,363.2	1,347.9	1,481.7
Income from Continuing Operations	340.8	277.6	317.7	343.0
Net Income	336.2	277.4	317.6	342.1
Earnings per Share from Continuing Operations:
Basic	.95	.77	.88	.95
Diluted	.94	.76	.86	.92
Earnings per Share:
Basic	.94	.77	.88	.95
Diluted	.93	.76	.86	.92
Cash Dividend Declared per Common Share	.15	.15	.15	.15

Amounts reflect aggregate restructuring and other items, net, and non-operating items, net, as follows:

(a) Costs of $36.0 million and after-tax loss of $4.6 million related to the company’s discontinued operations.

(b) Costs of $57.2 million and after-tax loss of $0.2 million related to the company’s discontinued operations.

(c) Costs of $36.3 million and after-tax loss of $0.1 million related to the company’s discontinued operations.

(d) Costs of $50.3 million and after-tax loss of $0.9 million related to the company’s discontinued operations.

	2012
(In millions except per share amounts)	First (a)	Second (b)	Third (c)	Fourth (d)

Revenues	$3,056.8	$3,108.1	$3,085.7	$3,259.3
Gross Profit	1,289.7	1,321.3	1,298.4	1,386.1
Income from Continuing Operations	280.8	292.4	299.4	385.8
Net Income	277.3	233.8	290.4	376.4
Earnings per Share from Continuing Operations:
Basic	.76	.80	.83	1.08
Diluted	.76	.79	.82	1.07
Earnings per Share:
Basic	.76	.64	.80	1.05
Diluted	.75	.63	.79	1.04
Cash Dividend Declared per Common Share	.13	.13	.13	.15

Amounts reflect aggregate restructuring and other items, net, and non-operating items, net, as follows:

(a) Costs of $31.1 million and after-tax loss of $3.5 million related to the company’s discontinued operations.

(b) Costs of $38.9 million and after-tax loss of $58.6 million related to the company’s discontinued operations.

(c) Costs of $37.3 million and after-tax loss of $9.0 million related to the company’s discontinued operations.

(d) Costs of $42.9 million and after-tax loss of $9.4 million related to the company’s discontinued operations.